                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sectoral Asset Management Inc.
                 --------------------------------
   Address:      1000 Sherbrooke West, Suite 2120
                 --------------------------------
                 Montreal, QC H3A 3G4 Canada
                 --------------------------------

                 --------------------------------

Form 13F File Number: 28-10673
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerome Pfund
         -------------------------------
Title:   Chief Executive Officer
         -------------------------------
Phone:   514-849-8777
         -------------------------------

Signature, Place, and Date of Signing:

         /s/  Jerome Pfund,
       Chief Executive Officer     Montreal, Quebec, Canada  February 8, 2008
   ------------------------------  ------------------------  ----------------
               [Signature]              [City, State]              [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                        --------------------

Form 13F Information Table Entry Total:             63
                                        --------------------

Form 13F Information Table Value Total:     $2,759,934
                                        --------------------
                                            (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

        ITEM 1                 ITEM 2      ITEM 3   ITEM 4         ITEM 5             ITEM 6     ITEM 7             ITEM 8
------------------------- -------------- --------- -------- ---------------------- ----------- ---------- ------------------------
                              TITLE OF             VALUE     SH/PRN   SH/   PUT/    INVSTMT     OTHER
   NAME OF ISSUER             CLASS     CUSIP      (x$1000)  AMOUNT   PRN   CALL    DISCRTN      MGRS      SOLE     SHARED   NONE
AFFYMAX INC               COMMON         00826A109    3,267   146,120  SH           SOLE                     75,170         70,950
ALEXION PHARM INC         COMMON         15351109   112,060 1,493,530  SH           SOLE                  1,383,130        110,400
ALIGN TECH INC            COMMON         16255101     6,338   380,000  SH           SOLE                    210,719        169,281
ALKERMES INC              COMMON         01642T108    6,547   419,980  SH           SOLE                    317,847        102,133
ALLERGAN INC              COMMON         18490102    13,450   209,364  SH           SOLE                    204,585          4,779
ALNYLAM PHARMACUETCL      COMMON         02043Q107   35,647 1,225,821  SH           SOLE                  1,143,984         81,837
AMGEN INC                 COMMON         31162100   189,842 4,087,890  SH           SOLE                  3,712,642        375,248
AMYLIN PHARM INC          COMMON         32346108    86,728 2,344,000  SH           SOLE                  2,204,000        140,000
ARDEA BIOSCIENCES         COMMON         03969P107      991    64,740  SH           SOLE                     64,740              0
ASTRAZENECA               SP ADR         46353108     4,585   107,070  SH           SOLE                    107,070              0
BARR PHARMACEUTICALS      COMMON         68306109    11,133   209,670  SH           SOLE                    191,870         17,800
BIOGEN IDEC INC           COMMON         09062X103  117,718 2,068,135  SH           SOLE                  1,913,703        154,432
BRISTOL MYERS SQUIBB      COMMON         110122108    6,829   257,495  SH           SOLE                    106,495        151,000
CARDIOME PHARMA CORP      COMMON         14159U202   37,594 4,214,559  SH           SOLE                  3,778,331        436,228
CELGENE CORP              COMMON         151020104  160,289 3,468,708  SH           SOLE                  3,217,078        251,630
CEPHALON INC              COMMON         156708109    9,645   134,400  SH           SOLE                    134,400              0
COUGAR BIOTECH            COMMON         222083107      533    16,300  SH           SOLE                     16,300              0
CUBIST PHARMACEUT         COMMON         229678107   43,653 2,128,354  SH           SOLE                  2,002,354        126,000
CV THERAPEUTICS INC       COMMON         126667104   36,143 3,993,701  SH           SOLE                  3,729,501        264,200
DECODE GENETICS INC       COMMON         243586104    1,235   335,692  SH           SOLE                    335,692              0
DR REDDYS LABS LTD        ADR            256135203    5,321   293,000  SH           SOLE                    293,000              0
DYNAVAX TECHNOLOGIS       COMMON         268158102   20,611 4,033,556  SH           SOLE                  3,186,556        847,000
ELI LILLY & CO            COMMON         532457108   14,691   275,161  SH           SOLE                    117,290        157,871
ENDO PHARM HLDGS INC      COMMON         29264F205    8,348   313,000  SH           SOLE                    313,000              0
FOREST LABS INC           COMMON         345838106    8,238   226,000  SH           SOLE                    226,000              0
GENENTECH INC             COMMON         368710406  127,926 1,907,354  SH           SOLE                  1,752,683        154,671
GENITOPE CORP             COMMON         37229P907        1    25,000  SH           SOLE                          0         25,000
GENZYME CORP              COMMON         372917104  211,508 2,841,317  SH           SOLE                  2,612,401        228,916
GILEAD SCIENCES INC       COMMON         375558103  215,293 4,679,265  SH           SOLE                  4,298,978        380,287
GIVEN IMAGING             ORD SHS        M52020100    3,441   147,979  SH           SOLE                     64,583         83,396
HUMAN GENOME SCI          COMMON         444903108   57,402 5,498,294  SH           SOLE                  4,953,184        545,110
ILLUMINA INC              COMMON         452327109  131,816 2,224,359  SH           SOLE                  2,081,569        142,790
IMCLONE SYSTEMS INC       COMMON         45245W109  150,264 3,494,501  SH           SOLE                  3,153,974        340,527
INTERMUNE INC             COMMON         45884X103   53,821 4,037,590  SH           SOLE                  3,781,114        256,476
INVITROGEN CORP           COMMON         46185R100  116,015 1,242,000  SH           SOLE                  1,167,000         75,000
ISIS PHARMACEUTICALS      COMMON         464330109   31,015 1,969,215  SH           SOLE                  1,832,244        136,971
K V PHARMACEUTICAL        CL A           482740206    2,863   100,300  SH           SOLE                    100,300              0
KERYX BIOPHARMACEUT       COMMON         492515101   24,503 2,917,083  SH           SOLE                  2,737,283        179,800
LUMINEX CORP DEL          COMMON         5.50E+106   29,371 1,808,536  SH           SOLE                  1,688,120        120,416
MEDAREX INC               COMMON         583916101   23,112 2,218,000  SH           SOLE                  2,085,000        133,000
MEDICINES CO              COMMON         584688105   45,059 2,351,736  SH           SOLE                  2,202,033        149,703
METHYLGENE INC            COMMON         591544101      259    84,500  SH           SOLE                     84,500              0
MICROMET INC              COMMON         59509C105      695   337,157  SH           SOLE                    337,157              0
MILLENNIUM PHARMA         COMMON         599902103   29,187 1,948,379  SH           SOLE                  1,826,079        122,300
MYLAN INC                 COMMON         628530107    3,515   250,000  SH           SOLE                    250,000              0
MYRIAD GENETICS INC       COMMON         62855J104   95,690 2,061,400  SH           SOLE                  1,879,400        182,000
NEKTAR THERAPEUTICS       COMMON         640268108   19,526 2,910,007  SH           SOLE                  2,773,225        136,782
NOVARTIS AG               SP ADR         66987V109    9,105   167,649  SH           SOLE                    167,649              0
NOVO-NORDISK AS           ADR            670100205    1,836    28,300  SH           SOLE                     28,300              0
ONYX PHARMACEUTICALS      COMMON         683399109  161,260 2,899,312  SH           SOLE                  2,719,073        180,239

PFIZER INC                COMMON         717081103      318    13,982  SH           SOLE                        330         13,652
PHARMION CORP             COMMON         71715B409   17,429   277,261  SH           SOLE                    233,961         43,300
PROGENICS PHARMACEUT      COMMON         743187106   62,213 3,442,906  SH           SOLE                  3,084,224        358,682
SAVIENT PHARMA            COMMON         80517Q100   17,048   742,207  SH           SOLE                    578,047        164,160
SCHERING PLOUGH CORP      COMMON         806605101    8,780   329,593  SH           SOLE                    133,616        195,977
SEQUENOM INC              COMMON         817337405    2,158   226,000  SH           SOLE                    226,000              0
SHIRE PLC                 SP ADR         82481R106   11,515   167,000  SH           SOLE                    167,000              0
TEVA PHARMACEUTICAL       ADR            881624209   17,601   378,672  SH           SOLE                    357,672         21,000
THORATEC LABS CORP        COMMON         885175307    4,712   259,068  SH           SOLE                    109,068        150,000
VARIAN MED SYS INC        COMMON         92220P105    3,065    58,760  SH           SOLE                     25,260         33,500
VERTEX PHARMACEUTICL      COMMON         92532F100   81,521 3,509,306  SH           SOLE                  3,204,803        304,503
WYETH                     COMMON         983024100   19,907   450,496  SH           SOLE                    190,016        260,480
ZYMOGENETICS INC          COMMON         98985T109   27,748 2,377,683  SH           SOLE                  2,232,683        145,000